Breakdown of Reconciling Items (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Operating costs	$ (1,678.7)	[1]	$ (1,673.8)	[2]	$ (1,586.0)	[3]
Gold inventory change	11.8	[4]	22.0	[4]	75.7	[4]
Amortization and depreciation	(610.9)		(499.2)		(467.7)
Other items as detailed in statement of operations	(960.2)	[5]	(199.3)		(69.1)
Liabilities excluding deferred income and mining taxes	2,851.5		3,766.2		3,252.5
Assets (excluding deferred tax assets)	7,244.3		11,028.3		10,252.3
Reconciling items | Intersubsegment Eliminations [Member]
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)	(40.6)		(418.3)
Reconciling items | Intersubsegment Eliminations [Member] | Provision For Rehabilitation
Segment Reporting Information [Line Items]
Liabilities excluding deferred income and mining taxes	(14.3)	[6]	(77.9)	[6]
Assets (excluding deferred tax assets)	0.2	[6]	(75.4)	[6]
Reconciling items | Intersubsegment Eliminations [Member] | Business combination-purchase of South Deep
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)	380.3	[7]	481.8	[7]
Reconciling items | Intersubsegment Eliminations [Member] | Business combination - formation of Original Gold Fields
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)			66.3	[8]
Reconciling items | Intersubsegment Eliminations [Member] | Business combination - formation of Gold Fields
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)			26.0	[9]
Reconciling items | Intersubsegment Eliminations [Member] | Cut Backs
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)	(600.4)	[10]	(498.8)	[10]
Reconciling items | Intersubsegment Eliminations [Member] | Amortization of reserves
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)	(184.0)	[11]	(197.5)	[11]
Reconciling items | Intersubsegment Eliminations [Member] | Amortization-inclusion of future costs
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)	203.5	[12]	175.9	[12]
Reconciling items | Intersubsegment Eliminations [Member] | Amortization-interest capitalized
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)	(20.9)	[13]	(18.5)	[13]
Reconciling items | Intersubsegment Eliminations [Member] | On Mine Exploration
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)	(318.9)	[14]	(379.3)	[14]
Reconciling items | Intersubsegment Eliminations [Member] | Investment In Affiliates
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)			(3.4)	[15]
Reconciling items | Intersubsegment Eliminations [Member] | Deferred Stripping
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)	8.7	[16]	(12.9)	[16]
Reconciling items | Intersubsegment Eliminations [Member] | Inventory
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)	14.6	[17]	15.4	[17]
Reconciling items | Intersubsegment Eliminations [Member] | Interest Capitalization
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)	62.8	[13]	84.2	[13]
Reconciling items | Intersubsegment Eliminations [Member] | Inventory Stockpiles
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)	(1.2)	[18]	(1.2)	[18]
Reconciling items | Intersubsegment Eliminations [Member] | Amortization - discontinued operations [Member]
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)			(28.1)	[19]
Reconciling items | Intersubsegment Eliminations [Member] | Impairment Of Agnew
Segment Reporting Information [Line Items]
Assets (excluding deferred tax assets)	414.7	[20]	(52.8)	[20]
Reconciling items | Intersubsegment Eliminations [Member]
Segment Reporting Information [Line Items]
Operating costs	(162.4)		(199.2)		(124.7)
Gold inventory change	(1.2)		0.1		1.4
Amortization and depreciation	42.4		73.4		46.3
Exploration, evaluation and feasibility costs	(25.1)	[14]	(5.1)	[14]	(83.1)	[14]
Other items as detailed in statement of operations	580.5		(8.3)		0.6
Reconciling items | Intersubsegment Eliminations [Member] | Provision For Rehabilitation
Segment Reporting Information [Line Items]
Operating costs	4.7	[6]	(0.4)	[6]	(0.4)	[6]
Amortization and depreciation	2.5	[6]	2.1	[6]	(1.0)	[6]
Reconciling items | Intersubsegment Eliminations [Member] | Cut Backs
Segment Reporting Information [Line Items]
Operating costs	(146.6)	[10]	(184.0)	[10]	(144.4)	[10]
Amortization and depreciation	38.3	[10]	41.1	[10]	39.6	[10]
Reconciling items | Intersubsegment Eliminations [Member] | Amortization of reserves
Segment Reporting Information [Line Items]
Amortization and depreciation	(15.8)	[11]	(12.5)	[11]	(23.3)	[11]
Reconciling items | Intersubsegment Eliminations [Member] | Amortization-inclusion of future costs
Segment Reporting Information [Line Items]
Amortization and depreciation	58.6	[12]	47.0	[12]	34.7	[12]
Reconciling items | Intersubsegment Eliminations [Member] | Amortization-interest capitalized
Segment Reporting Information [Line Items]
Amortization and depreciation	(4.4)	[13]	(4.3)	[13]	(6.9)	[13]
Reconciling items | Intersubsegment Eliminations [Member] | Deferred Stripping
Segment Reporting Information [Line Items]
Operating costs	1.9	[16]	20.4	[16]	43.0	[16]
Reconciling items | Intersubsegment Eliminations [Member] | Inventory
Segment Reporting Information [Line Items]
Gold inventory change	(1.2)	[17]	0.1	[17]	1.3	[17]
Reconciling items | Intersubsegment Eliminations [Member] | Impairment of assets
Segment Reporting Information [Line Items]
Amortization and depreciation	(36.9)	[20]		[20]		[20]
Reconciling items | Intersubsegment Eliminations [Member] | Interest Capitalization
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations	(5.3)	[13]	(3.1)	[13]		[13]
Reconciling items | Intersubsegment Eliminations [Member] | Inventory Stockpiles
Segment Reporting Information [Line Items]
Gold inventory change		[18]		[18]	0.1	[18]
Reconciling items | Intersubsegment Eliminations [Member] | Exploration Evaluation and Feasibility Costs
Segment Reporting Information [Line Items]
Operating costs	(22.4)	[14]	(35.2)	[14]	(22.9)	[14]
Reconciling items | Intersubsegment Eliminations [Member] | Business combination-purchase of St. Ives and Agnew
Segment Reporting Information [Line Items]
Amortization and depreciation		[21]		[21]	2.1	[21]
Reconciling items | Intersubsegment Eliminations [Member] | Business combination-purchase of Abosso
Segment Reporting Information [Line Items]
Amortization and depreciation		[22]		[22]	1.1	[22]
Reconciling items | Intersubsegment Eliminations [Member] | Impairment of assets - Arctic Platinum
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations	582.4	[20]	(7.5)	[20]		[20]
Reconciling items | Intersubsegment Eliminations [Member] | Other
Segment Reporting Information [Line Items]
Other items as detailed in statement of operations	$ 3.3		$ 2.3		$ 0.6

[1]	Operating costs for continuing operations for management reporting purposes includes: Corporate expenditure - $39.4 million, Accretion expense on provision for environmental rehabilitation - $10.4 million and Employee termination costs - $35.5 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[2]	Operating costs for continuing operations for management reporting purposes includes: Corporate expenditure - $38.2 million, Accretion expense on provision for environmental rehabilitation - $13.9 million and Employee termination costs - $6.1 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[3]	Operating costs for continuing operations for management reporting purposes includes: Corporate expenditure - $30.8 million, Accretion expense on provision for environmental rehabilitation - $11.1 million and Employee termination costs - $0.8 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[4]	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the fiscal year.
[5]	Included in this line item and in the Total per IFRS column are impairments of investments and assets recognized in accordance with IFRS amounting to $204.6 million at Tarkwa, $188.9 million at Damang, $264.9 million at St Ives, $10.4 million at Cerro Corona and $140.7 million at Corporate and other.
[6]	Provision for rehabilitation Revisions to the provision for environmental rehabilitation For management reporting purposes, all changes in the carrying amount of the provision for environmental rehabilitation are recognized as an increase or decrease in the carrying amount of the associated rehabilitation asset. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the provision for environmental rehabilitation and the associated rehabilitation asset for U.S. GAAP. In addition, the current discount rate is applied to measure the provision for environmental rehabilitation for management reporting purposes. Under U.S. GAAP, any decreases in the provision for environmental rehabilitation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing provision for environmental rehabilitation and should be measured at the historical discount rate used to measure the initial provision for environmental rehabilitation. Accretion of the provision for environmental rehabilitation and amortization of the associated rehabilitation asset For reasons discussed above, the carrying values of the provision for environmental rehabilitation and associated rehabilitation asset for management reporting purposes are different to those under U.S. GAAP, which in combination with different discount rates result in a different amortization charge and accretion expense.
[7]	Business combinations - purchase of South Deep For management reporting purposes, traded equity securities issued as consideration in a business combination were valued on the date they were issued. Under U.S. GAAP, at the time of the acquistion, traded equity securities issued as consideration in a business combination were valued a few days before and after the terms of the transaction were announced. For management reporting purposes, the entire interest acquired in South Deep was fair value upon gaining a controlling interest. Under U.S. GAAP, only the additional interest acquired was accounted for at fair value; assets acquired before obtaining control are stated at historical carrying amounts. In addition, U.S. GAAP requires retrospective equity accounting from the date the interest is acquired until the Group obtains control and the investment becomes a subsidiary. For management reporting purposes no retrospective equity accounting is applied. For management reporting purposes, any excess arising over the purchase price paid and the fair value of the net identifiable assets and liabilities acquired for additional interests in subsidiaries from minority shareholders are recorded directly in equity ('economic entity model'). Under U.S. GAAP, any excess over the purchased price paid and the fair value of the net identifiable assets and liabilities are recorded as goodwill ('parent company model').
[8]	Business combination - formation of Original Gold Fields For management reporting purposes, the formation of Original Gold Fields was accounted for as a uniting-of-interests. Under U.S. GAAP, the Company accounted for the assets and liabilities acquired from Gold Fields of South Africa Limited at historical cost, and the assets and liabilities acquired from Gencor and outside shareholders as a purchase.
[9]	Business combination - formation of Gold Fields For management reporting purposes, the difference between the purchase price and net asset value of acquired assets that arose on this transaction was set-off against shareholders' equity. Under U.S. GAAP, the excess purchase price was capitalized to property, plant and equipment and is being amortized over its useful life.
[10]	Cut-backs For management reporting purposes, waste laybacks at surface operations are capitalized as mine development costs. Under U.S. GAAP, once the production phase of a mine has commenced, waste laybacks are considered variable production costs that should be included as a component of inventory to be recognized in Production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory. As a result, capitalization of waste laybacks is appropriate only to the extent product inventory exists at the end of a reporting period.
[11]	Amortization of reserves For management reporting purposes, a portion of ore resources at the Australian operations, based on the philosophy of "endowment", is used for calculating depreciation and amortization. Under U.S. GAAP, depreciation and amortization is calculated based upon existing proven and probable reserves.
[12]	Amortization - inclusion of future costs For management reporting purposes, future mine development costs are included in mining assets at the Australian operations in calculating depreciation and amortization. Under U.S. GAAP, future development costs are not included in the calculation of depreciation and amortization.
[13]	Interest capitalization For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Under U.S. GAAP, total outstanding debt financing is taken into account in calculating the amount of borrowing cost to be capitalized.
[14]	Exploration, feasibility and evaluation costs For management reporting purposes, exploration costs are capitalized from the date the drilling program confirms sufficient evidence of mineralization to proceed with a feasibility study. Under U.S. GAAP, exploration costs are capitalized from the date a bankable feasibility study is completed.
[15]	Investments in equity investees For management reporting purposes, an equity investment exceeding a 20% shareholding was treated as an available-for-sale investment prior to fiscal 2003. Under U.S. GAAP this investment was accounted for under the equity method since acquisition.
[16]	Deferred stripping For management reporting purposes, prior to the adoption of IFRIC 20, Stripping Costs in the Production Phase of a Surface Mine, the Company deferred the waste stripping costs in excess of the expected average pitlife stripping ratio. IFRIC 20 was adopted on January 1, 2013. IFRIC 20 requires that production stripping costs in a surface mine be capitalised to non-current assets if, and only if, all of the following criteria are met: • It is probable that the future economic benefit associated with the stripping activity will flow to the entity; • The entity can identify the component of the ore body for which access has been improved; and • The costs relating to the stripping activity associated with that component can be measured. If the above criteria are not met, the stripping costs are recognised directly in profit or loss. Under U.S. GAAP, waste stripping costs are considered costs of the extracted minerals and recognized as a component of inventory to be recognized in production costs exclusive of depreciation and amortization in the same period as the revenue from the sale of inventory.
[17]	Inventory Under U.S. GAAP, additional amortization, waste stripping costs and cut backs expensed are included in the cost of inventory produced. No such absorption of costs occurred for management reporting purposes. Under U.S. GAAP, management is required to record inventory at the lower of cost and market value.
[18]	Inventory stockpiles For management reporting purposes, previous impairment charges writing down stockpiles to market values are reversed when the net realizable value rises above the original cost. Under U.S. GAAP, the market value is deemed the new base cost and impairment charges are not reversed.
[19]	Amortization - discontinued operations For management reporting purposes, Sibanye Gold was accounted for as discontinued operations in fiscal 2012 and the related assets and liabilities were classified as held for distribution. As a result, depreciation ceased due to the classification of the assets as held for distribution. Under U.S.GAAP, the Spin-off was not accounted for as discontinued operations in 2012 as the Sibanye Gold assets and liabilities continue to be classified as held for use until the Spin-off date. As a result, depreciation did not cease during fiscal 2012 and is charged until the Spin-off date.
[20]	Impairment of assets For management reporting purposes, the Agnew mine was not determined to be impaired in prior years. Under U.S. GAAP, the Agnew mine was determined to be impaired and an impairment charge was recognized. For management reporting purposes, the Tarkwa, Damang and St Ives cash-generating units as well as certain other assets at Tarkwa were determined to be impaired in fiscal 2013. For US GAAP purposes, after performing impairment tests, only the Damang mine was considered to be impaired and at a different amount due to the different impairment model prescribed under U.S. GAAP. In addition, Arctic Platinum, classified as held for sale, was impaired for management reporting purposes, but not considered impaired under US GAAP as the fair value less cost to sell exceeded the carrying value under U.S GAAP. For reasons discussed above, certain assets carrying values for management reporting purposes are different to those under U.S. GAAP, which results in a different amortization charge.
[21]	Business combination - purchase of St. Ives and Agnew For management reporting purposes, traded equity securities issued as consideration in a business combination were valued on the date they were issued. Under U.S. GAAP, at the time of the acquisition, traded equity securities issued as consideration in a business combination were valued a few days before and after the terms of the transaction were announced.
[22]	Business combination - purchase of Abosso For management reporting purposes, traded equity securities issued as consideration in a business combination were valued on the date they were issued. Under U.S. GAAP, at the time of the acquisition, traded equity securities issued as consideration in a business combination were valued a few days before and after the terms of the transaction were announced.